TRADE ACCOUNTS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS AND NOTES PAYABLE
Schedule of Accounts Payable and Accrued Liabilities

	2021	2020
Trade accounts payable	5,511	5,708
Notes payable	1	0
Total	5,512	5,708